Expense Example {- Franklin High Yield Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin High Yield Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 453
3 years	618
5 years	797
10 years	1,316
Class A1
Expense Example:
1 year	438
3 years	572
5 years	718
10 years	1,143
Class C
Expense Example:
1 year	221
3 years	378
5 years	654
10 years	1,443
Class R6
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Advisor Class
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	$ 677